Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Reportable Legal Entities [Member] - Parent Company [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (1,031,594)	¥ (8,792,718)	¥ (33,401,467)
Net cash (used in)/provided by investing activities	(9,352,284)	(180,538,842)	53,570,674
Net cash provided by/(used in) financing activities	9,089,950	188,239,915	(46,058,129)
Effect of foreign currency exchange rate changes on cash	266,805	34,615	(1,263,825)
Net decrease in cash	(1,027,123)	(1,057,030)	(27,152,747)
Cash at beginning of year	1,262,397	2,319,427	29,472,174
Cash and cash equivalents and restricted cash at end of the year	¥ 235,274	¥ 1,262,397	¥ 2,319,427